Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

August 31, 2019

AXM1-QTLY-1019
1.9860271.105

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	51,500	$4,824,520
Interactive Media & Services - 8.5%
Alphabet, Inc. Class A (a)	37,800	45,002,034
Facebook, Inc. Class A (a)	118,700	22,039,029
Tencent Holdings Ltd.	208,200	8,595,648
		75,636,711
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	67,466	868,287

TOTAL COMMUNICATION SERVICES		81,329,518

CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.6%
Ferrari NV	34,200	5,395,050
Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	68,400	8,591,040
Laureate Education, Inc. Class A (a)	265,900	4,865,970
		13,457,010
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	3,000	2,515,260
McDonald's Corp.	37,400	8,152,078
Wingstop, Inc.	41,600	4,167,072
		14,834,410
Household Durables - 1.3%
D.R. Horton, Inc.	112,300	5,555,481
NVR, Inc. (a)	1,790	6,442,210
		11,997,691
Internet & Direct Marketing Retail - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	39,200	6,861,176
Amazon.com, Inc. (a)	28,500	50,624,265
Pinduoduo, Inc. ADR (a)(b)	85,400	2,798,558
The Booking Holdings, Inc. (a)	2,700	5,309,307
		65,593,306
Specialty Retail - 1.9%
Five Below, Inc. (a)	14,800	1,818,476
National Vision Holdings, Inc. (a)	76,800	2,178,048
Ross Stores, Inc.	73,800	7,823,538
Ulta Beauty, Inc. (a)	21,400	5,087,422
		16,907,484
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	23,089	9,207,575

TOTAL CONSUMER DISCRETIONARY		137,392,526

CONSUMER STAPLES - 4.4%
Beverages - 1.5%
Fever-Tree Drinks PLC	76,757	2,110,793
Kweichow Moutai Co. Ltd. (A Shares)	25,880	4,129,633
Monster Beverage Corp. (a)	31,600	1,853,972
Pernod Ricard SA	16,300	3,111,751
Pernod Ricard SA ADR	65,600	2,505,920
		13,712,069
Food Products - 0.3%
The Simply Good Foods Co. (a)	75,700	2,242,991
Household Products - 1.8%
Energizer Holdings, Inc. (b)	139,600	5,374,600
Procter & Gamble Co.	85,500	10,279,665
		15,654,265
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	37,400	7,404,826

TOTAL CONSUMER STAPLES		39,014,151

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (a)	173,600	10,365,656
Reliance Industries Ltd.	310,416	5,424,124
		15,789,780
FINANCIALS - 3.2%
Banks - 1.3%
First Republic Bank	55,700	4,997,404
HDFC Bank Ltd.	20,604	643,723
HDFC Bank Ltd. sponsored ADR	34,076	3,673,393
M&T Bank Corp.	16,600	2,427,086
Metro Bank PLC (a)	16,900	55,276
		11,796,882
Capital Markets - 1.9%
CME Group, Inc.	61,138	13,284,676
JMP Group, Inc.	50,300	181,080
MSCI, Inc.	2,200	516,186
The Blackstone Group LP	52,800	2,627,328
Tradeweb Markets, Inc. Class A	4,400	187,396
		16,796,666
Diversified Financial Services - 0.0%
Prosegur Cash SA (c)	252,600	393,110

TOTAL FINANCIALS		28,986,658

HEALTH CARE - 13.6%
Biotechnology - 4.0%
AbbVie, Inc.	93,200	6,126,968
AC Immune SA (a)(b)	72,100	376,362
Acceleron Pharma, Inc. (a)	27,900	1,252,989
Affimed NV (a)(b)	104,600	290,788
Aimmune Therapeutics, Inc. (a)(b)	62,900	1,282,531
Alexion Pharmaceuticals, Inc. (a)	27,500	2,770,900
Amgen, Inc.	15,500	3,233,610
Atara Biotherapeutics, Inc. (a)	24,200	326,700
Biogen, Inc. (a)	20,400	4,482,900
Calyxt, Inc. (a)	56,233	348,082
Cytokinetics, Inc. (a)	80,910	1,136,786
Gamida Cell Ltd. (a)(b)	177,800	657,860
Insmed, Inc. (a)	216,275	3,555,561
Prothena Corp. PLC (a)	50,400	423,864
Rubius Therapeutics, Inc. (a)	9,783	90,786
Vertex Pharmaceuticals, Inc. (a)	51,567	9,283,091
		35,639,778
Health Care Equipment & Supplies - 4.9%
Alcon, Inc. (a)	36,870	2,246,285
Alcon, Inc. (a)	65,580	3,997,757
Boston Scientific Corp. (a)	285,500	12,199,415
Danaher Corp.	54,100	7,687,069
Intuitive Surgical, Inc. (a)	23,900	12,221,026
Penumbra, Inc. (a)	10,800	1,571,940
ResMed, Inc.	27,200	3,788,960
		43,712,452
Health Care Providers & Services - 0.8%
Guardant Health, Inc.	6,400	560,192
HealthEquity, Inc. (a)	38,600	2,291,296
Neuronetics, Inc. (a)	14,500	154,715
UnitedHealth Group, Inc.	17,500	4,095,000
		7,101,203
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	27,600	4,426,488
Life Sciences Tools & Services - 1.6%
Avantor, Inc.	127,800	2,236,500
Bio-Techne Corp.	1,900	363,983
Bruker Corp.	10,800	466,236
Codexis, Inc. (a)	43,200	606,096
Mettler-Toledo International, Inc. (a)	5,900	3,875,061
QIAGEN NV (a)	56,900	1,973,861
Thermo Fisher Scientific, Inc.	16,500	4,736,490
		14,258,227
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	255,600	11,509,668
Nektar Therapeutics (a)	13,600	238,952
Perrigo Co. PLC	87,200	4,079,216
		15,827,836

TOTAL HEALTH CARE		120,965,984

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	8,800	4,737,216
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	101,600	7,659,624
Electrical Equipment - 0.4%
Fortive Corp.	44,150	3,130,235
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	13,400	4,914,584
Machinery - 1.6%
Allison Transmission Holdings, Inc.	36,100	1,603,923
Deere & Co.	28,800	4,461,408
Gardner Denver Holdings, Inc. (a)	264,800	7,594,464
Lincoln Electric Holdings, Inc.	11,700	965,952
		14,625,747
Professional Services - 2.3%
Equifax, Inc.	42,800	6,265,064
IHS Markit Ltd. (a)	83,300	5,465,313
TransUnion Holding Co., Inc.	107,939	9,029,097
		20,759,474
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	56,871	1,941,576
Norfolk Southern Corp.	28,800	5,012,640
Uber Technologies, Inc. (b)	148,400	4,833,388
		11,787,604

TOTAL INDUSTRIALS		67,614,484

INFORMATION TECHNOLOGY - 38.4%
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	12,900	2,644,887
IT Services - 10.3%
Adyen BV (a)(c)	1,567	1,134,593
Elastic NV	900	79,101
Fiserv, Inc. (a)	85,300	9,121,982
Fiverr International Ltd. (b)	6,600	154,374
MasterCard, Inc. Class A	29,700	8,356,689
Okta, Inc. (a)	15,300	1,935,450
PayPal Holdings, Inc. (a)	158,300	17,262,615
Shopify, Inc. Class A (a)	23,500	9,051,577
VeriSign, Inc. (a)	37,100	7,562,835
Verra Mobility Corp. (a)	66,300	922,896
Visa, Inc. Class A	201,400	36,417,148
		91,999,260
Semiconductors & Semiconductor Equipment - 6.1%
ASML Holding NV	30,400	6,767,344
Cree, Inc. (a)	31,000	1,330,830
Marvell Technology Group Ltd.	73,300	1,757,001
NVIDIA Corp.	49,900	8,358,749
NXP Semiconductors NV	110,500	11,286,470
Qualcomm, Inc.	286,100	22,249,997
Semtech Corp. (a)	69,900	2,933,703
		54,684,094
Software - 17.7%
Adobe, Inc. (a)	95,200	27,085,352
Autodesk, Inc. (a)	30,000	4,284,600
Black Knight, Inc. (a)	105,200	6,548,700
Crowdstrike Holdings, Inc.	1,600	130,048
Intuit, Inc.	37,200	10,726,992
Microsoft Corp.	559,200	77,091,313
Salesforce.com, Inc. (a)	110,400	17,230,128
Slack Technologies, Inc. Class A (a)(b)	145,400	4,164,256
SolarWinds, Inc. (a)(b)	245,200	4,173,304
Splunk, Inc. (a)	38,800	4,338,616
Upwork, Inc. (b)	2,300	33,258
Zscaler, Inc. (a)	29,000	1,993,460
		157,800,027
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	171,900	35,882,406

TOTAL INFORMATION TECHNOLOGY		343,010,674

MATERIALS - 1.7%
Chemicals - 1.3%
DowDuPont, Inc.	54,633	3,711,220
Sherwin-Williams Co.	11,600	6,110,300
The Chemours Co. LLC	127,000	1,799,590
		11,621,110
Containers & Packaging - 0.4%
Aptargroup, Inc.	29,800	3,642,156

TOTAL MATERIALS		15,263,266

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	104,000	23,939,760
Crown Castle International Corp.	69,000	10,016,730
SBA Communications Corp. Class A	12,200	3,201,646
		37,158,136
TOTAL COMMON STOCKS
(Cost $575,707,953)		886,525,177

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(d)(e)	3,869	1,218,512
Nuvation Bio, Inc. Series A (d)(e)(f)	287,000	221,386
		1,439,898
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	38,419	37,074

TOTAL CONVERTIBLE PREFERRED STOCKS		1,476,972

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	202,050	1,664,892
TOTAL PREFERRED STOCKS
(Cost $2,964,393)		3,141,864

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.13% (g)	905,499	905,680
Fidelity Securities Lending Cash Central Fund 2.13% (g)(h)	12,623,016	12,624,278
TOTAL MONEY MARKET FUNDS
(Cost $13,529,958)		13,529,958
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $592,202,304)		903,196,999
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,000,048)
NET ASSETS - 100%		$892,196,951

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,527,703 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,476,972 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$69,266
BioNTech AG Series A	12/29/17	$847,344
Nuvation Bio, Inc. Series A	6/17/19	$221,386

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,217
Fidelity Securities Lending Cash Central Fund	51,016
Total	$175,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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